Fair value measurement (Tables)	3 Months Ended
Jun. 30, 2018
Fair ValueMeasurement [Line Items]
Disclosure Of Fair Value Measurement Of Assets Explanatory
Determination of fair values from quoted market prices or valuation techniques[1]
	30.6.18				31.3.18				31.12.17
CHF million	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Financial assets measured at fair value on a recurring basis

Financial assets at fair value held for trading	96,133	12,862	3,263	112,258	89,282	14,566	1,937	105,785	108,963	15,309	1,972	126,244
of which:
Government bills / bonds	10,650	877	0	11,527	13,769	1,115	0	14,885	11,935	918	0	12,854
Corporate and municipal bonds	550	7,596	627	8,773	342	8,379	233	8,953	37	8,072	552	8,662
Loans	0	2,096	1,733	3,829	0	3,005	606	3,611	0	3,346	501	3,847
Investment fund units	8,716	1,974	540	11,230	6,951	1,560	704	9,215	7,223	1,839	571	9,632
Asset-backed securities	0	110	157	266	0	169	157	326	0	194	174	368
Equity instruments	76,218	210	188	76,615	68,220	338	237	68,796	79,276	186	105	79,566
Financial assets for unit-linked investment contracts[2]									10,492	755	69	11,316

Derivative financial instruments	878	119,245	1,481	121,605	853	111,136	1,344	113,334	458	116,222	1,549	118,229
of which:
Interest rate contracts	0	38,555	226	38,782	8	41,153	35	41,196	1	43,913	135	44,049
Credit derivative contracts	0	1,674	452	2,127	0	1,894	458	2,352	0	2,266	550	2,816
Foreign exchange contracts	563	52,941	186	53,690	385	42,026	239	42,650	207	46,749	189	47,145
Equity / index contracts	7	24,320	612	24,939	21	24,374	608	25,002	16	21,541	675	22,232
Commodity contracts	0	1,564	0	1,564	0	1,379	0	1,379	0	1,727	0	1,727

Brokerage receivables[3]	0	18,415	0	18,415	0	20,250	0	20,250

Financial assets at fair value not held for trading	42,929	45,177	4,769	92,875	44,989	47,557	4,667	97,213	23,032	34,104	1,419	58,556
of which:
Government bills / bonds	21,853	3,452	0	25,305	24,255	3,646	0	27,901	22,062	3,900	0	25,961
Corporate and municipal bonds	958	21,849	0	22,807	760	23,265	0	24,025	765	20,702	0	21,467
Financial assets for unit-linked investment contracts[2]	19,824	4,735	8	24,568	19,655	4,528	0	24,183
Loans (including structured loans)	0	7,394	1,904	9,298	0	8,353	1,924	10,277	0	9,385	758	10,143
Structured securities financing transactions[4]	0	7,556	65	7,622	0	7,621	140	7,760	0	118	173	291
Auction-rate securities[3]	0	0	1,832	1,832	0	0	1,713	1,713
Investment fund units	194	117	118	429	167	96	107	370	205	0	0	205
Equity instruments[5]	101	16	484	602	151	47	369	567
Other	0	57	357	414	0	1	413	415	0	0	489	489

Financial assets measured at fair value through other comprehensive income on a recurring basis

Financial assets measured at fair value through other comprehensive income	2,608	4,333	0	6,941	2,560	4,197	0	6,758	3,000	5,157	507	8,665
of which:
Government bills / bonds	2,563	111	0	2,675	2,515	118	0	2,634	2,733	133	0	2,866
Corporate and municipal bonds	44	390	0	434	45	428	0	473	121	1,060	9	1,189
Asset-backed securities	0	3,832	0	3,832	0	3,651	0	3,651	0	3,880	0	3,880
Other[5]	0	0	0	0	0	0	0	0	146	85	499	730

Non-financial assets measured at fair value on a recurring basis

Other non-financial assets
Precious metals and other physical commodities	3,975	0	0	3,975	4,032	0	0	4,032	4,563	0	0	4,563

Non-financial assets measured at fair value on a non-recurring basis

Other non-financial assets[6]	0	57	9	65	0	58	9	67	0	54	42	95
Total assets measured at fair value	146,523	200,090	9,522	356,135	141,716	197,764	7,957	347,438	140,017	170,848	5,489	316,353

Determination of fair values from quoted market prices or valuation techniques (continued)[1]
	30.6.18				31.3.18				31.12.17
CHF million	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Financial liabilities measured at fair value on a recurring basis

Financial liabilities at fair value held for trading	26,211	5,117	88	31,416	29,657	4,999	91	34,747	26,037	4,309	117	30,463
of which:
Government bills / bonds	4,386	299	0	4,685	7,574	398	0	7,972	5,153	256	0	5,409
Corporate and municipal bonds	138	4,113	34	4,285	11	4,133	31	4,176	50	3,453	35	3,538
Investment fund units	785	214	2	1,002	291	67	4	362	541	263	16	820
Equity instruments	20,901	488	52	21,440	21,781	392	56	22,229	20,293	336	66	20,695

Derivative financial instruments	875	115,955	2,394	119,224	837	108,437	2,671	111,945	398	112,929	2,807	116,134
of which:
Interest rate contracts	6	33,738	285	34,030	12	36,125	212	36,349	5	38,196	186	38,387
Credit derivative contracts	0	2,620	613	3,233	0	2,777	629	3,407	0	3,196	601	3,797
Foreign exchange contracts	585	52,922	115	53,621	343	41,891	118	42,353	213	45,151	122	45,486
Equity / index contracts	2	25,122	1,369	26,493	6	26,131	1,708	27,845	42	24,803	1,896	26,741
Commodity contracts	0	1,365	1	1,366	0	1,227	1	1,227	0	1,561	1	1,562

Financial liabilities designated at fair value on a recurring basis

Brokerage payables designated at fair value[3]	0	37,904	0	37,904	0	34,793	0	34,793

Debt issued designated at fair value	0	46,683	10,166	56,849	0	40,213	11,846	52,059	0	38,617	10,885	49,502

Other financial liabilities designated at fair value	2	36,252	1,089	37,342	2	33,061	1,375	34,438	0	14,282	1,941	16,223
of which:
Amounts due under unit-linked investment contracts	0	24,913	0	24,913	0	24,348	0	24,348	0	11,523	0	11,523
Structured securities financing transactions[4]	0	6,533	0	6,533	0	5,812	1	5,812	0	372	4	376
Over-the-counter debt instruments	2	4,801	1,085	5,888	2	2,898	1,371	4,270	0	2,385	1,930	4,315

Non-financial liabilities measured at fair value on a non-recurring basis

Other non-financial liabilities	0	0	0	0	0	0	0	0	0	1	0	1
Total liabilities measured at fair value	27,087	241,911	13,737	282,736	30,495	221,504	15,984	267,983	26,435	170,139	15,750	212,324
1 Bifurcated embedded derivatives are presented on the same balance sheet lines as their host contracts and are excluded from this table. The fair value of these derivatives was not material for the periods presented. 2 Financial assets for unit-linked investment contracts were reclassified from Financial assets at fair value held for trading to Financial assets at fair value not held for trading as of 1 January 2018. Refer to Note 19 for more information. 3 Comparative period information is not disclosed for financial assets and liabilities that were measured at amortized cost prior to the adoption of IFRS 9 on 1 January 2018. Refer to Note 19 for more information. 4 The increases in Structured securities financing transactions from 31 December 2017 to 31 March 2018 primarily relate to the reclassification of certain balances from amortized cost to fair value through profit or loss upon adoption of IFRS 9 on 1 January 2018. Refer to Note 19 for more information. 5 Upon adoption of IFRS 9 on 1 January 2018, equity instruments that were formerly classified as available for sale under IAS 39 were reclassified to Financial assets at fair value not held for trading. Refer to Note 19 for more information. 6 Other non-financial assets primarily consist of properties and other non-current assets held for sale, which are measured at the lower of their net carrying amount or fair value less costs to sell.

Disclosure Of Fair Value Measurement Of Liabilities Explanatory
Determination of fair values from quoted market prices or valuation techniques[1]
	30.6.18				31.3.18				31.12.17
CHF million	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Financial assets measured at fair value on a recurring basis

Financial assets at fair value held for trading	96,133	12,862	3,263	112,258	89,282	14,566	1,937	105,785	108,963	15,309	1,972	126,244
of which:
Government bills / bonds	10,650	877	0	11,527	13,769	1,115	0	14,885	11,935	918	0	12,854
Corporate and municipal bonds	550	7,596	627	8,773	342	8,379	233	8,953	37	8,072	552	8,662
Loans	0	2,096	1,733	3,829	0	3,005	606	3,611	0	3,346	501	3,847
Investment fund units	8,716	1,974	540	11,230	6,951	1,560	704	9,215	7,223	1,839	571	9,632
Asset-backed securities	0	110	157	266	0	169	157	326	0	194	174	368
Equity instruments	76,218	210	188	76,615	68,220	338	237	68,796	79,276	186	105	79,566
Financial assets for unit-linked investment contracts[2]									10,492	755	69	11,316

Derivative financial instruments	878	119,245	1,481	121,605	853	111,136	1,344	113,334	458	116,222	1,549	118,229
of which:
Interest rate contracts	0	38,555	226	38,782	8	41,153	35	41,196	1	43,913	135	44,049
Credit derivative contracts	0	1,674	452	2,127	0	1,894	458	2,352	0	2,266	550	2,816
Foreign exchange contracts	563	52,941	186	53,690	385	42,026	239	42,650	207	46,749	189	47,145
Equity / index contracts	7	24,320	612	24,939	21	24,374	608	25,002	16	21,541	675	22,232
Commodity contracts	0	1,564	0	1,564	0	1,379	0	1,379	0	1,727	0	1,727

Brokerage receivables[3]	0	18,415	0	18,415	0	20,250	0	20,250

Financial assets at fair value not held for trading	42,929	45,177	4,769	92,875	44,989	47,557	4,667	97,213	23,032	34,104	1,419	58,556
of which:
Government bills / bonds	21,853	3,452	0	25,305	24,255	3,646	0	27,901	22,062	3,900	0	25,961
Corporate and municipal bonds	958	21,849	0	22,807	760	23,265	0	24,025	765	20,702	0	21,467
Financial assets for unit-linked investment contracts[2]	19,824	4,735	8	24,568	19,655	4,528	0	24,183
Loans (including structured loans)	0	7,394	1,904	9,298	0	8,353	1,924	10,277	0	9,385	758	10,143
Structured securities financing transactions[4]	0	7,556	65	7,622	0	7,621	140	7,760	0	118	173	291
Auction-rate securities[3]	0	0	1,832	1,832	0	0	1,713	1,713
Investment fund units	194	117	118	429	167	96	107	370	205	0	0	205
Equity instruments[5]	101	16	484	602	151	47	369	567
Other	0	57	357	414	0	1	413	415	0	0	489	489

Financial assets measured at fair value through other comprehensive income on a recurring basis

Financial assets measured at fair value through other comprehensive income	2,608	4,333	0	6,941	2,560	4,197	0	6,758	3,000	5,157	507	8,665
of which:
Government bills / bonds	2,563	111	0	2,675	2,515	118	0	2,634	2,733	133	0	2,866
Corporate and municipal bonds	44	390	0	434	45	428	0	473	121	1,060	9	1,189
Asset-backed securities	0	3,832	0	3,832	0	3,651	0	3,651	0	3,880	0	3,880
Other[5]	0	0	0	0	0	0	0	0	146	85	499	730

Non-financial assets measured at fair value on a recurring basis

Other non-financial assets
Precious metals and other physical commodities	3,975	0	0	3,975	4,032	0	0	4,032	4,563	0	0	4,563

Non-financial assets measured at fair value on a non-recurring basis

Other non-financial assets[6]	0	57	9	65	0	58	9	67	0	54	42	95
Total assets measured at fair value	146,523	200,090	9,522	356,135	141,716	197,764	7,957	347,438	140,017	170,848	5,489	316,353

Determination of fair values from quoted market prices or valuation techniques (continued)[1]
	30.6.18				31.3.18				31.12.17
CHF million	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Financial liabilities measured at fair value on a recurring basis

Financial liabilities at fair value held for trading	26,211	5,117	88	31,416	29,657	4,999	91	34,747	26,037	4,309	117	30,463
of which:
Government bills / bonds	4,386	299	0	4,685	7,574	398	0	7,972	5,153	256	0	5,409
Corporate and municipal bonds	138	4,113	34	4,285	11	4,133	31	4,176	50	3,453	35	3,538
Investment fund units	785	214	2	1,002	291	67	4	362	541	263	16	820
Equity instruments	20,901	488	52	21,440	21,781	392	56	22,229	20,293	336	66	20,695

Derivative financial instruments	875	115,955	2,394	119,224	837	108,437	2,671	111,945	398	112,929	2,807	116,134
of which:
Interest rate contracts	6	33,738	285	34,030	12	36,125	212	36,349	5	38,196	186	38,387
Credit derivative contracts	0	2,620	613	3,233	0	2,777	629	3,407	0	3,196	601	3,797
Foreign exchange contracts	585	52,922	115	53,621	343	41,891	118	42,353	213	45,151	122	45,486
Equity / index contracts	2	25,122	1,369	26,493	6	26,131	1,708	27,845	42	24,803	1,896	26,741
Commodity contracts	0	1,365	1	1,366	0	1,227	1	1,227	0	1,561	1	1,562

Financial liabilities designated at fair value on a recurring basis

Brokerage payables designated at fair value[3]	0	37,904	0	37,904	0	34,793	0	34,793

Debt issued designated at fair value	0	46,683	10,166	56,849	0	40,213	11,846	52,059	0	38,617	10,885	49,502

Other financial liabilities designated at fair value	2	36,252	1,089	37,342	2	33,061	1,375	34,438	0	14,282	1,941	16,223
of which:
Amounts due under unit-linked investment contracts	0	24,913	0	24,913	0	24,348	0	24,348	0	11,523	0	11,523
Structured securities financing transactions[4]	0	6,533	0	6,533	0	5,812	1	5,812	0	372	4	376
Over-the-counter debt instruments	2	4,801	1,085	5,888	2	2,898	1,371	4,270	0	2,385	1,930	4,315

Non-financial liabilities measured at fair value on a non-recurring basis

Other non-financial liabilities	0	0	0	0	0	0	0	0	0	1	0	1
Total liabilities measured at fair value	27,087	241,911	13,737	282,736	30,495	221,504	15,984	267,983	26,435	170,139	15,750	212,324
1 Bifurcated embedded derivatives are presented on the same balance sheet lines as their host contracts and are excluded from this table. The fair value of these derivatives was not material for the periods presented. 2 Financial assets for unit-linked investment contracts were reclassified from Financial assets at fair value held for trading to Financial assets at fair value not held for trading as of 1 January 2018. Refer to Note 19 for more information. 3 Comparative period information is not disclosed for financial assets and liabilities that were measured at amortized cost prior to the adoption of IFRS 9 on 1 January 2018. Refer to Note 19 for more information. 4 The increases in Structured securities financing transactions from 31 December 2017 to 31 March 2018 primarily relate to the reclassification of certain balances from amortized cost to fair value through profit or loss upon adoption of IFRS 9 on 1 January 2018. Refer to Note 19 for more information. 5 Upon adoption of IFRS 9 on 1 January 2018, equity instruments that were formerly classified as available for sale under IAS 39 were reclassified to Financial assets at fair value not held for trading. Refer to Note 19 for more information. 6 Other non-financial assets primarily consist of properties and other non-current assets held for sale, which are measured at the lower of their net carrying amount or fair value less costs to sell.

Disclosure Of Deferred Day-One Profit Or Loss Explanatory
Deferred day-1 profit or loss
	For the quarter ended			Year-to-date
CHF million	30.6.18	31.3.18	30.6.17	30.6.18	30.6.17
Balance at the beginning of the period	457	329	365	329	371
Profit / (loss) deferred on new transactions	53	187	65	240	116
(Profit) / loss recognized in the income statement	(248)	(53)	(66)	(301)	(119)
Foreign currency translation	13	(6)	(15)	7	(18)
Balance at the end of the period	274	457	349	274	349

Disclosure of significant unobservable inputs used in fair value measurement of assets [text block]
Valuation techniques and inputs used in the fair value measurement of Level 3 assets and liabilities
	Fair value					Significant unobservable input(s)[1]	Range of inputs
	Assets		Liabilities		Valuation technique(s)		30.6.18			31.12.17
CHF billion	30.6.18	31.12.17	30.6.18	31.12.17			low	high	weighted average[2]	low	high	weighted average[2]	unit[1]
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading[3]
Corporate and municipal bonds	0.6	0.6	0.0	0.0	Relative value to market comparable	Bond price equivalent	0	134	95	0	133	92	points
Traded loans, loans mandatorily at fair value, loan commitments and guarantees	3.9	1.7	0.0	0.0	Relative value to market comparable	Loan price equivalent	0	101	97	50	102	98	points
					Discounted expected cash flows	Credit spread	111	153		23	124		basis points
					Market comparable and securitization model	Discount margin	0	14	2	0	14	2%
Auction-rate securities[4]	1.8		0.0		Relative value to market comparable	Price	77	99					points
Investment fund units[5]	0.7	0.7	0.0	0.0	Relative value to market comparable	Net asset value
Equity instruments[5]	0.7	0.5	0.1	0.1	Relative value to market comparable	Price
Debt issued designated at fair value[6]			10.2	10.9
Other financial liabilities designated at fair value[6]			1.1	1.9
Derivative financial instruments
Interest rate contracts	0.2	0.1	0.3	0.2	Option model	Volatility of interest rates[7]	42	76		28	70		basis points
Credit derivative contracts	0.5	0.5	0.6	0.6	Discounted expected cash flows	Credit spreads	4	394		6	550		basis points
						Bond price equivalent	1	99		2	102		points
Equity / index contracts	0.6	0.7	1.4	1.9	Option model	Equity dividend yields	0	11		0	13%
						Volatility of equity stocks, equity and other indices	0	75		0	172%
						Equity-to-FX correlation	(45)	71		(39)	70%
						Equity-to-equity correlation	(50)	97		(50)	97%
1 The ranges of significant unobservable inputs are represented in points, percentages and basis points. Points are a percentage of par (e.g., 100 points would be 100% of par). 2 Weighted averages are provided for non-derivative financial instruments and were calculated by weighting inputs based on the fair values of the respective instruments. Weighted averages are not provided for inputs related to derivative contracts as this would not be meaningful. 3 Comparative period information includes equity instruments that were formerly classified as available for sale under IAS 39 and have been reclassified to Financial assets at fair value not held for trading upon adoption of IFRS 9 on 1 January 2018. Refer to Note 19 for more information. 4 Comparative period information is not disclosed for financial assets and liabilities that were measured at amortized cost prior to the adoption of IFRS 9. Refer to Note 19 for more information. 5 The range of inputs is not disclosed due to the dispersion of values given the diverse nature of the investments. 6 Valuation techniques, significant unobservable inputs and the respective input ranges for Debt issued designated at fair value and Other financial liabilities designated at fair value, which are primarily comprised of over-the-counter debt instruments, are the same as the equivalent derivative or structured financing instruments presented elsewhere in this table. 7 Effective 31 March 2018, the range of inputs reported for this significant unobservable input is based on normal volatility and the unit has been updated to basis points. Log-normal volatility with the unit as points was reported previously. Prior-period information has been restated to reflect this change in presentation.

Disclosure of significant unobservable inputs used in fair value measurement of liabilities [text block]
Valuation techniques and inputs used in the fair value measurement of Level 3 assets and liabilities
	Fair value					Significant unobservable input(s)[1]	Range of inputs
	Assets		Liabilities		Valuation technique(s)		30.6.18			31.12.17
CHF billion	30.6.18	31.12.17	30.6.18	31.12.17			low	high	weighted average[2]	low	high	weighted average[2]	unit[1]
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading[3]
Corporate and municipal bonds	0.6	0.6	0.0	0.0	Relative value to market comparable	Bond price equivalent	0	134	95	0	133	92	points
Traded loans, loans mandatorily at fair value, loan commitments and guarantees	3.9	1.7	0.0	0.0	Relative value to market comparable	Loan price equivalent	0	101	97	50	102	98	points
					Discounted expected cash flows	Credit spread	111	153		23	124		basis points
					Market comparable and securitization model	Discount margin	0	14	2	0	14	2%
Auction-rate securities[4]	1.8		0.0		Relative value to market comparable	Price	77	99					points
Investment fund units[5]	0.7	0.7	0.0	0.0	Relative value to market comparable	Net asset value
Equity instruments[5]	0.7	0.5	0.1	0.1	Relative value to market comparable	Price
Debt issued designated at fair value[6]			10.2	10.9
Other financial liabilities designated at fair value[6]			1.1	1.9
Derivative financial instruments
Interest rate contracts	0.2	0.1	0.3	0.2	Option model	Volatility of interest rates[7]	42	76		28	70		basis points
Credit derivative contracts	0.5	0.5	0.6	0.6	Discounted expected cash flows	Credit spreads	4	394		6	550		basis points
						Bond price equivalent	1	99		2	102		points
Equity / index contracts	0.6	0.7	1.4	1.9	Option model	Equity dividend yields	0	11		0	13%
						Volatility of equity stocks, equity and other indices	0	75		0	172%
						Equity-to-FX correlation	(45)	71		(39)	70%
						Equity-to-equity correlation	(50)	97		(50)	97%
1 The ranges of significant unobservable inputs are represented in points, percentages and basis points. Points are a percentage of par (e.g., 100 points would be 100% of par). 2 Weighted averages are provided for non-derivative financial instruments and were calculated by weighting inputs based on the fair values of the respective instruments. Weighted averages are not provided for inputs related to derivative contracts as this would not be meaningful. 3 Comparative period information includes equity instruments that were formerly classified as available for sale under IAS 39 and have been reclassified to Financial assets at fair value not held for trading upon adoption of IFRS 9 on 1 January 2018. Refer to Note 19 for more information. 4 Comparative period information is not disclosed for financial assets and liabilities that were measured at amortized cost prior to the adoption of IFRS 9. Refer to Note 19 for more information. 5 The range of inputs is not disclosed due to the dispersion of values given the diverse nature of the investments. 6 Valuation techniques, significant unobservable inputs and the respective input ranges for Debt issued designated at fair value and Other financial liabilities designated at fair value, which are primarily comprised of over-the-counter debt instruments, are the same as the equivalent derivative or structured financing instruments presented elsewhere in this table. 7 Effective 31 March 2018, the range of inputs reported for this significant unobservable input is based on normal volatility and the unit has been updated to basis points. Log-normal volatility with the unit as points was reported previously. Prior-period information has been restated to reflect this change in presentation.

Disclosure Of Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Explanatory
Sensitivity of fair value measurements to changes in unobservable input assumptions
	30.6.18		31.3.18		31.12.17
CHF million	Favorablechanges	Unfavorablechanges	Favorablechanges	Unfavorablechanges	Favorablechanges	Unfavorablechanges
Traded loans, loans measured at fair value, loan commitments and guarantees	89	(15)	83	(18)	79	(11)
Structured securities financing transactions	20	(15)	65	(65)	34	(34)
Auction-rate securities[1]	92	(92)	87	(87)
Asset-backed securities	31	(26)	31	(26)	19	(15)
Equity instruments	182	(115)	134	(106)	79	(53)
Interest rate derivative contracts, net	12	(37)	12	(28)	13	(26)
Credit derivative contracts, net	40	(35)	33	(36)	64	(99)
Foreign exchange derivative contracts, net	6	(3)	8	(5)	12	(6)
Equity / index derivative contracts, net	212	(228)	189	(205)	190	(193)
Other	21	(21)	14	(14)	13	(13)
Total	704	(586)	656	(591)	502	(450)
1 Comparative period information as of 31 December 2017 is not disclosed for financial assets that were measured at amortized cost prior to the adoption of IFRS 9 on 1 January 2018. Refer to Note 19 for more information.

Disclosure Of Fair Value Of Financial Instruments Explanatory
Movements of Level 3 instruments
		Total gains / (losses) included incomprehensive income													Total gains / (losses) included incomprehensive income
CHF billion	Balanceas of 31 December 2016	Net gains / (losses) included inincome[1]	of which:related toLevel 3instrumentsheld at the endof the reportingperiod	Purchases	Sales	Issuances	Settlements	TransfersintoLevel 3	Transfersout ofLevel 3	Foreign currency translation	Balanceas of 30 June2017	Balance as of 31 December 2017	Reclassifi-cations and remeasure-ments upon adoption of IFRS 9	Balance as of 1 January 2018	Net gains / (losses) included inincome[1]	of which:related toLevel 3instrumentsheld at the endof the reportingperiod	Purchases	Sales	Issuances	Settlements	TransfersintoLevel 3	Transfersout ofLevel 3	Foreign currency translation	Balanceas of 30 June 2018[2]

Financial assets at fair value held for trading	1.7	0.0	0.0	0.7	(2.3)	1.6	0.0	0.2	(0.2)	0.0	1.6	2.0	0.4	2.4	(0.3)	(0.2)	1.0	(4.8)	4.2	0.0	0.8	(0.1)	0.0	3.3
of which:
Corporate and municipal bonds	0.6	0.0	0.0	0.3	(0.1)	0.0	0.0	0.1	0.0	0.0	0.8	0.6		0.6	(0.1)	(0.1)	0.4	(0.8)	0.0	0.0	0.6	0.0	0.0	0.6
Loans	0.7	0.1	0.0	0.3	(2.1)	1.6	0.0	0.0	(0.1)	0.0	0.5	0.5	0.4	0.9	0.0	0.0	0.3	(3.6)	4.2	0.0	0.0	0.0	0.0	1.7
Investment fund units	0.1	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.6		0.6	(0.1)	(0.1)	0.1	(0.1)	0.0	0.0	0.1	0.0	0.0	0.5
Other	0.4	0.0	0.0	0.0	(0.1)	0.0	0.0	0.0	0.0	0.0	0.3	0.3		0.3	(0.1)	(0.1)	0.3	(0.3)	0.0	0.0	0.1	0.0	0.0	0.3

Financial assets at fair value not held for trading	2.1	0.0	0.0	0.0	0.0	0.3	(0.7)	0.0	(0.1)	0.0	1.6	1.4	2.9	4.3	0.1	0.0	1.0	(0.9)	0.0	0.0	0.1	(0.1)	0.1	4.8
of which:
Loans (including structured loans)	1.2	0.1	0.1	0.0	0.0	0.0	(0.7)	0.0	(0.1)	0.0	0.5	0.8	0.6	1.3	(0.1)	(0.1)	1.0	(0.3)	0.0	0.0	0.1	0.0	0.0	1.9
Auction-rate securities[3]													1.8	1.8	0.1	0.1	0.0	(0.2)	0.0	0.0	0.0	0.0	0.1	1.8
Equity instruments													0.4	0.4	0.1	0.1	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.5
Other	0.9	0.0	0.0	0.0	0.0	0.3	(0.1)	0.0	0.0	0.0	1.1	0.7	0.1	0.8	0.1	0.0	0.0	(0.3)	0.0	0.0	0.0	(0.1)	0.0	0.5

Financial assets measured at fair value through other comprehensive income	0.5	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.5	0.5	(0.5)

Derivative financial instruments – assets	2.5	(0.2)	(0.3)	0.0	0.0	0.4	(0.5)	0.1	(0.5)	0.0	1.9	1.5		1.5	0.0	0.1	0.0	0.0	0.4	(0.6)	0.1	0.0	0.0	1.5
of which:
Credit derivative contracts	1.3	(0.2)	(0.2)	0.0	0.0	0.0	(0.1)	0.0	(0.3)	0.0	0.8	0.5		0.5	(0.1)	0.0	0.0	0.0	0.0	(0.1)	0.0	0.0	0.0	0.5
Equity / index contracts	0.7	0.0	0.0	0.0	0.0	0.4	(0.2)	0.1	(0.1)	0.0	0.8	0.7		0.7	0.0	0.0	0.0	0.0	0.4	(0.5)	0.1	(0.1)	0.0	0.6
Other	0.5	0.0	(0.1)	0.0	0.0	0.0	(0.2)	0.0	(0.1)	0.0	0.3	0.3		0.3	0.1	0.1	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.4

Derivative financial instruments – liabilities	4.0	(0.1)	(0.2)	0.0	0.0	0.5	(1.0)	0.1	(0.7)	0.0	2.8	2.8	0.0	2.8	(0.3)	(0.3)	0.0	0.0	0.7	(0.8)	0.4	(0.5)	0.0	2.4
of which:
Credit derivative contracts	1.5	(0.1)	(0.1)	0.0	0.0	0.0	(0.2)	0.0	(0.3)	0.0	1.0	0.6		0.6	0.0	0.0	0.0	0.0	0.1	0.0	0.1	(0.1)	0.0	0.6
Equity / index contracts	1.9	0.0	0.0	0.0	0.0	0.5	(0.5)	0.1	(0.4)	0.0	1.4	1.9		1.9	(0.3)	(0.2)	0.0	0.0	0.6	(0.7)	0.2	(0.4)	0.0	1.4
Other	0.6	0.0	0.0	0.0	0.0	0.0	(0.2)	0.0	(0.1)	0.0	0.5	0.3	0.0	0.3	0.0	0.0	0.0	0.0	0.0	0.0	0.1	0.0	0.0	0.4

Debt issued designated at fair value	9.7	1.0	0.8	0.0	0.0	2.5	(2.0)	0.2	(0.9)	(0.3)	10.2	10.9		10.9	0.6	0.5	0.0	0.0	3.2	(2.4)	1.3	(3.6)	0.1	10.2

Other financial liabilities designated at fair value	1.3	0.0	0.0	0.0	0.0	1.3	(0.5)	0.0	(0.2)	0.0	1.9	1.9		1.9	(0.6)	(0.6)	0.0	0.0	0.4	(0.7)	0.0	0.0	0.0	1.1
1 Net gains / (losses) included in comprehensive income are comprised of Net interest income, Other net income from fair value changes on financial instruments and Other income. 2 Total Level 3 assets as of 30 June 2018 were CHF 9.5 billion (31 March 2018: CHF 8.0 billion, 31 December 2017: CHF 5.5 billion). Total Level 3 liabilities as of 30 June 2018 were CHF 13.7 billion (31 March 2018: CHF 16.0 billion, 31 December 2017: CHF 15.7 billion). 3 Comparative period information is not disclosed for items that were measured at amortized cost prior to the adoption of IFRS 9 on 1 January 2018. Refer to Note 19 for more information.

Not measured at fair value
Fair ValueMeasurement [Line Items]
Disclosure Of Fair Value Measurement Of Assets Explanatory
Financial instruments not measured at fair value
	30.6.18		31.3.18		31.12.17
CHF billion	Carrying value	Fair value	Carrying value	Fair value	Carrying value	Fair value
Assets
Cash and balances at central banks	102.3	102.3	92.8	92.8	87.8	87.8
Loans and advances to banks	15.5	15.5	13.3	13.3	13.7	13.7
Receivables from securities financing transactions	76.4	76.4	77.0	77.0	89.6	89.6
Cash collateral receivables on derivative instruments	24.9	24.9	24.3	24.3	23.4	23.4
Loans and advances to customers	320.6	321.1	318.4	319.2	320.7	322.1
Other financial assets measured at amortized cost	21.1	20.8	19.2	19.0	36.9	36.8
Liabilities
Amounts due to banks	10.2	10.2	9.0	9.0	7.5	7.5
Payables from securities financing transactions	10.1	10.1	9.2	9.2	17.0	17.0
Cash collateral payables on derivative instruments	31.8	31.8	29.4	29.4	30.2	30.2
Customer deposits	407.2	407.2	401.5	401.5	412.4	412.4
Funding from UBS Group AG and its subsidiaries	38.8	39.5	35.9	36.9	34.7	36.4
Debt issued measured at amortized cost	98.9	100.7	102.2	104.2	104.8	107.0
Other financial liabilities measured at amortized cost	7.2	7.2	6.4	6.4	37.1	37.1

Disclosure Of Fair Value Measurement Of Liabilities Explanatory
Financial instruments not measured at fair value
	30.6.18		31.3.18		31.12.17
CHF billion	Carrying value	Fair value	Carrying value	Fair value	Carrying value	Fair value
Assets
Cash and balances at central banks	102.3	102.3	92.8	92.8	87.8	87.8
Loans and advances to banks	15.5	15.5	13.3	13.3	13.7	13.7
Receivables from securities financing transactions	76.4	76.4	77.0	77.0	89.6	89.6
Cash collateral receivables on derivative instruments	24.9	24.9	24.3	24.3	23.4	23.4
Loans and advances to customers	320.6	321.1	318.4	319.2	320.7	322.1
Other financial assets measured at amortized cost	21.1	20.8	19.2	19.0	36.9	36.8
Liabilities
Amounts due to banks	10.2	10.2	9.0	9.0	7.5	7.5
Payables from securities financing transactions	10.1	10.1	9.2	9.2	17.0	17.0
Cash collateral payables on derivative instruments	31.8	31.8	29.4	29.4	30.2	30.2
Customer deposits	407.2	407.2	401.5	401.5	412.4	412.4
Funding from UBS Group AG and its subsidiaries	38.8	39.5	35.9	36.9	34.7	36.4
Debt issued measured at amortized cost	98.9	100.7	102.2	104.2	104.8	107.0
Other financial liabilities measured at amortized cost	7.2	7.2	6.4	6.4	37.1	37.1

Level 3
Fair ValueMeasurement [Line Items]
Disclosure Of Fair Value Measurement Of Assets Explanatory
Valuation techniques and inputs used in the fair value measurement of Level 3 assets and liabilities
	Fair value					Significant unobservable input(s)[1]	Range of inputs
	Assets		Liabilities		Valuation technique(s)		30.6.18			31.12.17
CHF billion	30.6.18	31.12.17	30.6.18	31.12.17			low	high	weighted average[2]	low	high	weighted average[2]	unit[1]
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading[3]
Corporate and municipal bonds	0.6	0.6	0.0	0.0	Relative value to market comparable	Bond price equivalent	0	134	95	0	133	92	points
Traded loans, loans mandatorily at fair value, loan commitments and guarantees	3.9	1.7	0.0	0.0	Relative value to market comparable	Loan price equivalent	0	101	97	50	102	98	points
					Discounted expected cash flows	Credit spread	111	153		23	124		basis points
					Market comparable and securitization model	Discount margin	0	14	2	0	14	2%
Auction-rate securities[4]	1.8		0.0		Relative value to market comparable	Price	77	99					points
Investment fund units[5]	0.7	0.7	0.0	0.0	Relative value to market comparable	Net asset value
Equity instruments[5]	0.7	0.5	0.1	0.1	Relative value to market comparable	Price
Debt issued designated at fair value[6]			10.2	10.9
Other financial liabilities designated at fair value[6]			1.1	1.9
Derivative financial instruments
Interest rate contracts	0.2	0.1	0.3	0.2	Option model	Volatility of interest rates[7]	42	76		28	70		basis points
Credit derivative contracts	0.5	0.5	0.6	0.6	Discounted expected cash flows	Credit spreads	4	394		6	550		basis points
						Bond price equivalent	1	99		2	102		points
Equity / index contracts	0.6	0.7	1.4	1.9	Option model	Equity dividend yields	0	11		0	13%
						Volatility of equity stocks, equity and other indices	0	75		0	172%
						Equity-to-FX correlation	(45)	71		(39)	70%
						Equity-to-equity correlation	(50)	97		(50)	97%
1 The ranges of significant unobservable inputs are represented in points, percentages and basis points. Points are a percentage of par (e.g., 100 points would be 100% of par). 2 Weighted averages are provided for non-derivative financial instruments and were calculated by weighting inputs based on the fair values of the respective instruments. Weighted averages are not provided for inputs related to derivative contracts as this would not be meaningful. 3 Comparative period information includes equity instruments that were formerly classified as available for sale under IAS 39 and have been reclassified to Financial assets at fair value not held for trading upon adoption of IFRS 9 on 1 January 2018. Refer to Note 19 for more information. 4 Comparative period information is not disclosed for financial assets and liabilities that were measured at amortized cost prior to the adoption of IFRS 9. Refer to Note 19 for more information. 5 The range of inputs is not disclosed due to the dispersion of values given the diverse nature of the investments. 6 Valuation techniques, significant unobservable inputs and the respective input ranges for Debt issued designated at fair value and Other financial liabilities designated at fair value, which are primarily comprised of over-the-counter debt instruments, are the same as the equivalent derivative or structured financing instruments presented elsewhere in this table. 7 Effective 31 March 2018, the range of inputs reported for this significant unobservable input is based on normal volatility and the unit has been updated to basis points. Log-normal volatility with the unit as points was reported previously. Prior-period information has been restated to reflect this change in presentation.

Disclosure Of Fair Value Measurement Of Liabilities Explanatory
Valuation techniques and inputs used in the fair value measurement of Level 3 assets and liabilities
	Fair value					Significant unobservable input(s)[1]	Range of inputs
	Assets		Liabilities		Valuation technique(s)		30.6.18			31.12.17
CHF billion	30.6.18	31.12.17	30.6.18	31.12.17			low	high	weighted average[2]	low	high	weighted average[2]	unit[1]
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading[3]
Corporate and municipal bonds	0.6	0.6	0.0	0.0	Relative value to market comparable	Bond price equivalent	0	134	95	0	133	92	points
Traded loans, loans mandatorily at fair value, loan commitments and guarantees	3.9	1.7	0.0	0.0	Relative value to market comparable	Loan price equivalent	0	101	97	50	102	98	points
					Discounted expected cash flows	Credit spread	111	153		23	124		basis points
					Market comparable and securitization model	Discount margin	0	14	2	0	14	2%
Auction-rate securities[4]	1.8		0.0		Relative value to market comparable	Price	77	99					points
Investment fund units[5]	0.7	0.7	0.0	0.0	Relative value to market comparable	Net asset value
Equity instruments[5]	0.7	0.5	0.1	0.1	Relative value to market comparable	Price
Debt issued designated at fair value[6]			10.2	10.9
Other financial liabilities designated at fair value[6]			1.1	1.9
Derivative financial instruments
Interest rate contracts	0.2	0.1	0.3	0.2	Option model	Volatility of interest rates[7]	42	76		28	70		basis points
Credit derivative contracts	0.5	0.5	0.6	0.6	Discounted expected cash flows	Credit spreads	4	394		6	550		basis points
						Bond price equivalent	1	99		2	102		points
Equity / index contracts	0.6	0.7	1.4	1.9	Option model	Equity dividend yields	0	11		0	13%
						Volatility of equity stocks, equity and other indices	0	75		0	172%
						Equity-to-FX correlation	(45)	71		(39)	70%
						Equity-to-equity correlation	(50)	97		(50)	97%
1 The ranges of significant unobservable inputs are represented in points, percentages and basis points. Points are a percentage of par (e.g., 100 points would be 100% of par). 2 Weighted averages are provided for non-derivative financial instruments and were calculated by weighting inputs based on the fair values of the respective instruments. Weighted averages are not provided for inputs related to derivative contracts as this would not be meaningful. 3 Comparative period information includes equity instruments that were formerly classified as available for sale under IAS 39 and have been reclassified to Financial assets at fair value not held for trading upon adoption of IFRS 9 on 1 January 2018. Refer to Note 19 for more information. 4 Comparative period information is not disclosed for financial assets and liabilities that were measured at amortized cost prior to the adoption of IFRS 9. Refer to Note 19 for more information. 5 The range of inputs is not disclosed due to the dispersion of values given the diverse nature of the investments. 6 Valuation techniques, significant unobservable inputs and the respective input ranges for Debt issued designated at fair value and Other financial liabilities designated at fair value, which are primarily comprised of over-the-counter debt instruments, are the same as the equivalent derivative or structured financing instruments presented elsewhere in this table. 7 Effective 31 March 2018, the range of inputs reported for this significant unobservable input is based on normal volatility and the unit has been updated to basis points. Log-normal volatility with the unit as points was reported previously. Prior-period information has been restated to reflect this change in presentation.